FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2011
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
10. FINANCIAL INSTRUMENTS

The Company did not hold any derivative instruments for the nine months ended September 30, 2011 or 2010.

The majority of the Company's transactions, assets and liabilities are denominated in United States dollars, the functional currency of the Company. There is no significant risk that currency fluctuations will have a negative effect of the value of the Company's cash flows.

The carrying value of estimated fair value of the Company's financial instruments at September 30, 2011, and 2010 are as follows:

		September 30, 2011		December 31, 2010
All figures in USD ‘000	Fair Value Hierarchy Level (1)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and Cash Equivalent	Level 1	10,404	10,404	17,221	17,221
Marketable Securities	Level 1	550	795	-	-
Loan to First Olsen Ltd – refer to Note 11		26,809	26,809	26,809	26,809
Working capital, cooperative arrangements		28,600	28,600	22,034	22,034
Credit Facility		170,000	170,000	75,000	75,000

(1)	The fair value hierarchy level is only applicable to each financial instrument on the balance sheet that are recorded at fair value on a recurring basis

The carrying value of cash and cash equivalents is reasonable estimate of fair value. The estimated fair value for the long term debt is considered to be equal to the carrying values since it bears variable interest rates.